Condensed Consolidated Statements Of Operations And Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses	1,999	5,035	4,856	10,211
General and administrative expenses	987	1,614	2,080	3,221
Loss on disposal group of assets held for sale			201
Total	2,986	6,649	7,137	13,432
Operating loss	(2,986)	(6,649)	(7,137)	(13,432)
Finance income (expense)	(110)	(143)	(99)	(578)
Net loss	$ (3,096)	$ (6,792)	$ (7,236)	$ (14,010)
Basic loss per share (in Dollars per share)	$ (0.16)	$ (0.37)	$ (0.38)	$ (0.76)
Weighted average number of shares outstanding (in Shares)	19,545,056	18,584,801	19,138,066	18,550,702